REGIONS FAMILY OF FUNDS
REGIONS TREASURY MONEY MARKET FUND
REGIONS LIMITED MATURITY GOVERNMENT FUND
REGIONS FIXED INCOME FUND
REGIONS BALANCED FUND
REGIONS VALUE FUND
REGIONS GROWTH FUND
REGIONS AGGRESSIVE GROWTH FUND

SUPPLEMENT TO THE COMBINED PROSPECTUS DATED JANUARY 31, 2001

     Under the heading, "Regions Funds Personnel" please delete the biographies of Mary Lynn Bronner, Susan A. McClure, James Michael Phebus, Jr., and Melissa
K. Woodley.

     Please add Regions Fixed Income Fund, Regions Limited Maturity Government Fund and Regions Balanced Fund to the assignments of Carter E. Anthony and John
B. Norris, V.

     Please delete Regions Limited Maturity Government Fund from the assignments of David B. Rees, Jr and delete Regions Limited Maturity Government Fund and Regions Balanced Fund from the assignments of John M. Haigler.

                                                                 August 10, 2001











Federated Securities Corp., Distributor

Cusip 75913Q837
Cusip 75913Q845
Cusip 75913Q209
Cusip 75913Q100
Cusip 75913Q803
Cusip 75913Q704
Cusip 75913Q407
Cusip 75913Q308
Cusip 75913Q852
Cusip 75913Q860
Cusip 75913Q878
Cusip 75913Q886
Cusip 75913Q605
Cusip 75913Q506

2090128 (8/01)